Indemnification Assets (Schedule Of Carrying Value Of Recognized Indemnification Assets And Related Receivable/Payables) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Aug. 03, 2015
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Loan indemnification	$ 338.9
Reverse mortgage indemnification	10.3
Agency claims indemnification	65.6
Total	414.8	$ 455.4
Receivable with (Payable to) the FDIC	16.7
OneWest Bank [Member]
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Total		455.4
IndyMac Transaction [Member]
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Loan indemnification	338.6
Reverse mortgage indemnification	10.3
Agency claims indemnification	65.6
Total	414.5	455.0
Receivable with (Payable to) the FDIC	18.6
First Federal Transaction [Member]
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Total	0.0
Receivable with (Payable to) the FDIC		0.0
La Jolla Transaction [Member]
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Loan indemnification	0.3
Total	0.3	0.4
Receivable with (Payable to) the FDIC	$ (1.9)
Maximum [Member]
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Receivable with (Payable to) the FDIC		4,682.1
Maximum [Member] | IndyMac Transaction [Member]
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Receivable with (Payable to) the FDIC		4,596.8
Maximum [Member] | La Jolla Transaction [Member]
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Receivable with (Payable to) the FDIC		$ 85.3